SCHEDULE OF SHORT TERM INVESTMENT (Details) (Parenthetical) - USD ($)				12 Months Ended
	Sep. 30, 2023	Aug. 30, 2023	Aug. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 28, 2024	Aug. 31, 2023	Mar. 31, 2023
Marketable Securities [Line Items]
Market value investment				$ 957,729	$ 2,319,247
Cost of stocks					$ 328,590
Market price of the stocks					$ 228,026
Certificate of Deposits One [Member]
Marketable Securities [Line Items]
Security deposits			$ 800,000		811,918
Interest rate			4.75%
Interest income					11,918
Certificate of Deposits Two [Member]
Marketable Securities [Line Items]
Security deposits		$ 500,000			507,921
Interest rate		4.75%
Interest income					7,921
Certificate Of Deposits Three [Member]
Marketable Securities [Line Items]
Security deposits	$ 300,000				304,352
Interest rate	4.75%
Interest income					4,352
Five SPDR SER TR SPDR BLOOMBERG [Member]
Marketable Securities [Line Items]
Market value investment								$ 465.93
6500 SPDR SER TR SPDR BLOOMBERG [Member]
Marketable Securities [Line Items]
Market value investment					594,491.95
Investment portfolio cost							$ 595,535.95
Market price					$ 1,509.93
3,970 SPDR SER TR SPDR BLOOMBERG [Member]
Marketable Securities [Line Items]
Market value investment						$ 364,490.95
10,470 SPDR SER TR SPDR BLOOMBERG [Member]
Marketable Securities [Line Items]
Market value investment				957,729.25
Market price				$ 1,253.65